Share based compensation reserve - Director and Senior Management Share Awards (Narrative) (Details) $ / shares in Units, € in Millions, $ in Millions	1 Months Ended			3 Months Ended
	Feb. 28, 2021 shares	Jan. 31, 2021 shares	Sep. 30, 2019 shares	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2020 EUR (€)	Feb. 01, 2021 $ / shares	Jan. 01, 2021 $ / shares	Jan. 31, 2020	Jan. 01, 2020 EUR (€)	Jan. 01, 2020 USD ($)	Jan. 01, 2019 EUR (€)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 EUR (€)	Jan. 01, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €				€ 0.4	€ 2.9
Weighted average fair value at measurement date, other equity instruments granted									€ 4.3	$ 4.8	€ 1.2	$ 1.4	€ 1.3	$ 1.6
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				1,861,826
Restricted shares | Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			3 years
New awards granted in the period (in shares)			173,293
Restricted shares | Management Award 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period				3 years
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				761,979
EBITDA and cumulative net sales tranches as percent of total award								37.50%
Share price tranche as percent of total award								25.00%
Restricted shares | Management Award 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		1,041,953
Liabilities from share-based payment transactions (in shares)		454,320
Shares issued, price per share (in dollars per share) | $ / shares							$ 25.42
Restricted shares | Management Award 2016 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		587,633
Restricted shares | Management Award 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	451,719	368,154
Liabilities from share-based payment transactions (in shares)	180,268	150,926
Shares issued, price per share (in dollars per share) | $ / shares						$ 25.89	$ 25.42
Restricted shares | Management Award 2017 [Member] | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	271,451	217,228
Restricted shares | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				1,041,953
Restricted shares | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				819,873
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				0
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period				3 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period				2 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period				3 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage				50.00%
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche One | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period				2 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche One | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period				2 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche One | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period				2 years
LTIP vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage				50.00%